Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Plant and Machinery | Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	3 years
Plant and Machinery | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	15 years
Vehicles and Other Equipment | Bottom of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	3 years
Vehicles and Other Equipment | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	5 years
Machinery, Industrial Equipment and Vehicles | Top of Range
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease term	12 months